Stock-Based Compensation (Details 2)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Restricted Stock [Member]
Schedule of restricted stock award and non-employee stock option activity
Beginning balance | shares	10,325,000
Vested | shares
Forfeited, during the period | shares
Ending balance | shares	10,325,000
Weighted average grant date fair value, Beginning balance | $ / shares	$ 0.56
Weighted average grant date fair value, Vested | $ / shares
Weighted average grant date fair value, Forfeited | $ / shares
Weighted average grant date fair value, Ending balance | $ / shares	$ 0.56
Non-Employee Restricted Stock Awards [Member]
Schedule of restricted stock award and non-employee stock option activity
Beginning balance | shares	1,075,000
Vested | shares
Ending balance | shares	1,075,000
Weighted average grant date fair value, Beginning balance | $ / shares	$ 0.42
Weighted average grant date fair value, Vested | $ / shares
Weighted average grant date fair value, Ending balance | $ / shares	$ 0.42